Submission	Aug. 02, 2024
Submission [Line Items]
Central Index Key	0000092230
Registrant Name	Truist Financial Corporation
Registration File Number	333-276600
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES